[CHAPMAN AND CUTLER LETTERHEAD]

February 28, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Innovator ETFs Trust
(Registration Nos. 333-146827 and 811-22135)

Ladies and Gentlemen:

On behalf of the Innovator ETFs Trust (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant for the below funds, each of which is a series of the Registrant, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act:

Innovator Emerging Markets Power Buffer ETF – January	Innovator International Developed Power Buffer ETF – May
Innovator Emerging Markets Power Buffer ETF – April	Innovator International Developed Power Buffer ETF – June
Innovator Emerging Markets Power Buffer ETF – July	Innovator International Developed Power Buffer ETF – July
Innovator Emerging Markets Power Buffer ETF – October	Innovator International Developed Power Buffer ETF – August
Innovator Growth-100 Power Buffer ETF – January	Innovator International Developed Power Buffer ETF – September
Innovator Growth-100 Power Buffer ETF – April	Innovator International Developed Power Buffer ETF – October
Innovator Growth-100 Power Buffer ETF – June	Innovator International Developed Power Buffer ETF – November
Innovator Growth-100 Power Buffer ETF – July	Innovator International Developed Power Buffer ETF – December
Innovator Growth-100 Power Buffer ETF – August	Innovator U.S. Small Cap Power Buffer ETF – January
Innovator Growth-100 Power Buffer ETF – September	Innovator U.S. Small Cap Power Buffer ETF – April
Innovator Growth-100 Power Buffer ETF – October	Innovator U.S. Small Cap Power Buffer ETF – June
Innovator Growth-100 Power Buffer ETF – November	Innovator U.S. Small Cap Power Buffer ETF – July
Innovator International Developed Power Buffer ETF – January	Innovator U.S. Small Cap Power Buffer ETF – August
Innovator International Developed Power Buffer ETF – February	Innovator U.S. Small Cap Power Buffer ETF – September
Innovator International Developed Power Buffer ETF – March	Innovator U.S. Small Cap Power Buffer ETF – October
Innovator International Developed Power Buffer ETF – April	Innovator U.S. Small Cap Power Buffer ETF – November

Post-Effective Amendment No. 1436 was filed electronically with the Securities and Exchange Commission on February 27, 2025.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3273.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Walter L. Draney
Walter L Draney